IndyMac INDX Mortgage Loan Trust 2007-AR17

Mortgage Pass-Through Certificates

October 25, 2007 Distribution

	External Parties			Table of Contents

				Page
	Seller
				1. Certificate Payment Report	2
	IndyMac Bank
				2. Collection Account Report	4

				3. Credit Enhancement Report	6
	Servicer(s)
				4. Collateral Report	7
	IndyMac Bank
				5. Delinquency Report	11
				6. REO Report	12
	Underwriter(s)
				7. Foreclosure Report	13
	Bear Stearns & Co.
				8. Prepayment Report	14
				9. Prepayment Detail Report	19

				10. Realized Loss Report	20
				11. Realized Loss Detail Report	23
				12. Triggers and Adj. Cert. Report	24
				13. Other Related Information	25

			Total Number of Pages	25

	Dates			Contacts

	Cut-Off Date:	June 01, 2007	Marion Hogan
	Close Date:	June 27, 2007		Administrator
	First Distribution Date:	July 25, 2007	(714) 247-6282
			marion.c.hogan@db.com

			Address:
	Distribution Date:	October 25, 2007
			1761 East St. Andrew Place, Santa Ana, CA 92705

	Record Date:	September 28, 2007
				Factor Information:	(800) 735-7777

				Main Phone Number:	(714) 247-6000

	Determination Date:	October 15, 2007

			https://tss.sfs.db.com/investpublic

Page 1 of 25

IndyMac INDX Mortgage Loan Trust 2007-AR17

Mortgage Pass-Through Certificates

October 25, 2007 Distribution

Certificate Payment Report
Current Period Distribution -
			Prior						Current

	Class	Original	Principal			Total	Realized	Deferred	Principal

Class	Type	Face Value	Balance	Interest	Principal	Distribution	Loss	Interest	Balance
			(1)	(2)	(3)	(4)=(2)+(3)	(5)	(6)	(7)=(1)-(3)-(5)+(6)
A-1	INT	296,314,000.00	292,554,294.23	1,461,065.73	636,105.57	2,097,171.30	0.00	0.00	291,918,188.66

A-2	INT	35,433,000.00	34,983,417.28	174,713.11	76,065.02	250,778.13	0.00	0.00	34,907,352.26
A-X	NTL	0.00	0.00	171,138.45	0.00	171,138.45	0.00	0.00	0.00
B-1	INT	10,832,000.00	10,823,468.71	59,709.50	922.81	60,632.31	0.00	0.00	10,822,545.90
B-2	INT	8,262,000.00	8,255,492.85	45,542.83	703.86	46,246.69	0.00	0.00	8,254,788.99
B-3	INT	6,242,000.00	6,237,083.80	34,407.93	531.77	34,939.70	0.00	0.00	6,236,552.03
B-4	INT	4,590,000.00	4,586,384.91	25,301.57	391.03	25,692.60	0.00	0.00	4,585,993.88
B-5	INT	3,121,000.00	3,118,541.90	17,203.96	265.89	17,469.85	0.00	0.00	3,118,276.01
B-6	INT	2,386,247.00	2,384,367.60	13,153.78	203.29	13,357.07	0.00	0.00	2,384,164.31
P	INT	100.00	100.00	403.66	0.00	403.66	0.00	0.00	100.00
L	INT	0.00	0.00	5,160.12	0.00	5,160.12	0.00	0.00	0.00
A-R	RES_EXE	100.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

Total		367,180,447.00	362,943,151.28	2,007,800.64	715,189.24	2,722,989.88	0.00	0.00	362,227,962.04

Interest Accrual Detail Current Period Factor Information per $1,000 of Original Face Value
					Orig. Principal	Prior				Current

	Period	Period			(with Notional)	Principal			Total	Principal
Class	Starting	Ending	Method	Cusip	Balance	Balance	Interest	Principal	Distribution	Balance

					(1)	(1)	(2)	(3)	(4)=(2)+(3)	(5)

A-1	09/01/07	09/30/07	A-30/360	45670HAA4	296,314,000.00	987.311751	4.930802	2.146728	7.077530	985.165023

A-2	09/01/07	09/30/07	A-30/360	45670HAB2	35,433,000.00	987.311751	4.930802	2.146728	7.077530	985.165023
A-X	09/01/07	09/30/07	A-30/360	45670HAC0	331,747,000.00	987.311751	0.515870	0.000000	0.515870	985.165023
B-1	09/01/07	09/30/07	A-30/360	45670HAE6	10,832,000.00	999.212399	5.512325	0.085193	5.597518	999.127206
B-2	09/01/07	09/30/07	A-30/360	45670HAF3	8,262,000.00	999.212400	5.512325	0.085192	5.597518	999.127208
B-3	09/01/07	09/30/07	A-30/360	45670HAG1	6,242,000.00	999.212400	5.512325	0.085192	5.597517	999.127208
B-4	09/01/07	09/30/07	A-30/360	45670HAK2	4,590,000.00	999.212399	5.512325	0.085192	5.597516	999.127207
B-5	09/01/07	09/30/07	A-30/360	45670HAL0	3,121,000.00	999.212400	5.512323	0.085194	5.597517	999.127206
B-6	09/01/07	09/30/07	A-30/360	45670HAM8	2,386,247.00	999.212403	5.512330	0.085192	5.597522	999.127211
P	09/01/07	09/30/07	A-30/360	45670HAH9	100.00	1,000.000000	4,036.600000	0.000000	4,036.600000	1,000.000000
L	09/01/07	09/30/07	A-30/360	45670HAJ5	0.00	0.000000	0.000000	0.000000	0.000000	0.000000
A-R	09/01/07	09/30/07	A-30/360	45670HAD8	100.00	0.000000	0.000000	0.000000	0.000000	0.000000

Page 2 of 25

IndyMac INDX Mortgage Loan Trust 2007-AR17

Mortgage Pass-Through Certificates

October 25, 2007 Distribution

Distribution to Date -
									Current

	Original		Unscheduled	Scheduled	Total	Total	Realized	Deferred	Principal

Class	Face Value	Interest	Principal	Principal	Principal	Distribution	Loss	Interest	Balance
(1)	(2)	(3)	(4)	(5)=(3)+(4)	(6)=(2)+(5)	(7)	(8)	(9)=(1)-(5)-(7)+(8)
A-1	296,314,000.00	5,885,061.14	4,285,645.79	110,165.55	4,395,811.34	10,280,872.48	0.00	0.00	291,918,188.66
A-2	35,433,000.00	703,731.07	512,474.22	13,173.51	525,647.74	1,229,378.81	0.00	0.00	34,907,352.26
A-X	0.00	688,930.72	0.00	0.00	0.00	688,930.72	0.00	0.00	0.00
B-1	10,832,000.00	239,025.79	9,156.92	297.18	9,454.10	248,479.89	0.00	0.00	10,822,545.90
B-2	8,262,000.00	182,314.54	6,984.34	226.67	7,211.01	189,525.55	0.00	0.00	8,254,788.99
B-3	6,242,000.00	137,739.93	5,276.72	171.25	5,447.97	143,187.90	0.00	0.00	6,236,552.03
B-4	4,590,000.00	101,285.85	3,880.19	125.93	4,006.12	105,291.97	0.00	0.00	4,585,993.88
B-5	3,121,000.00	68,869.96	2,638.36	85.63	2,723.99	71,593.95	0.00	0.00	3,118,276.01
B-6	2,386,247.00	52,656.46	2,017.22	65.47	2,082.69	54,739.15	0.00	0.00	2,384,164.31
P	100.00	15,498.85	0.00	0.00	0.00	15,498.85	0.00	0.00	100.00
L	0.00	7,699.17	0.00	0.00	0.00	7,699.17	0.00	0.00	0.00
A-R	100.00	0.55	96.79	3.21	100.00	100.55	0.00	0.00	0.00

Total	367,180,447.00	8,082,814.03	4,828,170.55	124,314.40	4,952,484.96	13,035,298.99	0.00	0.00	362,227,962.04

Interest Detail -
	Pass	Prior Principal		Non-	Prior	Unscheduled		Paid or	Current

	Through	(with Notional)	Accrued	Supported	Unpaid	Interest	Optimal	Deferred	Unpaid

Class	Rate	Balance	Interest	Interest SF	Interest	Adjustment	Interest	Interest	Interest
			(1)	(2)	(3)	(4)	(5)=(1)-(2)+(3)+(4)	(6)	(7)=(5)-(6)
A-1	5.99300%	292,554,294.23	1,461,065.73	0.00	0.00	0.00	1,461,065.73	1,461,065.73	0.00
A-2	5.99300%	34,983,417.28	174,713.11	0.00	0.00	0.00	174,713.11	174,713.11	0.00
A-X	0.62700%	327,537,711.51	171,138.45	0.00	0.00	0.00	171,138.45	171,138.45	0.00
B-1	6.62000%	10,823,468.71	59,709.50	0.00	0.00	0.00	59,709.50	59,709.50	0.00
B-2	6.62000%	8,255,492.85	45,542.83	0.00	0.00	0.00	45,542.83	45,542.83	0.00
B-3	6.62000%	6,237,083.80	34,407.93	0.00	0.00	0.00	34,407.93	34,407.93	0.00
B-4	6.62000%	4,586,384.91	25,301.57	0.00	0.00	0.00	25,301.57	25,301.57	0.00
B-5	6.62000%	3,118,541.90	17,203.96	0.00	0.00	0.00	17,203.96	17,203.96	0.00
B-6	6.62000%	2,384,367.60	13,153.77	0.00	0.00	0.00	13,153.77	13,153.78	0.00
P	4,843.92000%	100.00	0.00	0.00	0.00	0.00	0.00	403.66	0.00
L	0.00000%	0.00	0.00	0.00	0.00	0.00	0.00	5,160.12	0.00
A-R	0.00000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

Total		690,480,862.79	2,002,236.85	0.00	0.00	0.00	2,002,236.85	2,007,800.64	0.00

Page 3 of 25

IndyMac INDX Mortgage Loan Trust 2007-AR17

Mortgage Pass-Through Certificates

October 25, 2007 Distribution

Collection Account Report
SUMMARY

Total
Principal Collections	715,189.24
Principal Withdrawals	0.00
Principal Other Accounts	0.00
TOTAL NET PRINCIPAL	715,189.24
Interest Collections	2,102,117.34
Interest Withdrawals	-0.00
Interest Other Accounts	5,563.78
Interest Fees	-99,880.47
TOTAL NET INTEREST	2,007,800.65
TOTAL AVAILABLE FUNDS FOR DISTRIBUTION	2,722,989.89

PRINCIPAL - COLLECTIONS

Total
Scheduled Principal Received	30,944.47
Curtailments	39,368.72
Prepayments In Full	644,876.05
Repurchased/Substitutions	0.00
Liquidations	0.00
Delinquent Principal	-7,981.14
Realized Losses	-0.00
Advanced Principal	7,981.14
TOTAL PRINCIPAL COLLECTED	715,189.24

PRINCIPAL - WITHDRAWALS

SPACE INTENTIONALLY LEFT BLANK

PRINCIPAL - OTHER ACCOUNTS

Total
TOTAL PRINCIPAL OTHER ACCOUNTS	0.00

Page 4 of 25

IndyMac INDX Mortgage Loan Trust 2007-AR17

Mortgage Pass-Through Certificates

October 25, 2007 Distribution

INTEREST - COLLECTIONS

Total
Scheduled Interest	2,130,158.64
Repurchased/Substitution Interest	0.00
Liquidation Interest	0.00
Prepayment Interest Shortfalls	-0.00
Delinquent Interest	-538,678.22
Interest Realized Losses	-0.00
Compensating Interest	0.00
Civil Relief Act Shortfalls	-0.00
Interest Advanced	510,636.91
TOTAL INTEREST COLLECTED	2,102,117.34

INTEREST - WITHDRAWALS

SPACE INTENTIONALLY LEFT BLANK

INTEREST - OTHER ACCOUNTS

Total

Late Payment Charges	5,160.12
Prepayment Charges	403.66
TOTAL INTEREST OTHER ACCOUNTS	5,563.78

Late Payment Fee waived	662.13

INTEREST FEES

Total
Current Servicing Fees	85,378.40
Trustee Fees	2,570.85
PMI	11,931.23
TOTAL INTEREST FEES	99,880.47

Page 5 of 25

IndyMac INDX Mortgage Loan Trust 2007-AR17

Mortgage Pass-Through Certificates

October 25, 2007 Distribution

Credit Enhancement Report
ACCOUNTS

SPACE INTENTIONALLY LEFT BLANK

INSURANCE

SPACE INTENTIONALLY LEFT BLANK

STRUCTURAL FEATURES

SPACE INTENTIONALLY LEFT BLANK

Page 6 of 25

IndyMac INDX Mortgage Loan Trust 2007-AR17

Mortgage Pass-Through Certificates

October 25, 2007 Distribution

Collateral Report

COLLATERAL

		Total

Loan Count:

Original	899
Prior	887
Prefunding	0
Scheduled Paid Offs	-0
Full Voluntary Prepayments	-2
Repurchases	-0
Liquidations	-0
Current	885
Principal Balance:

Original	367,180,347.48
Prior	362,943,051.75
Prefunding	0.00
Scheduled Principal	-30,944.47
Partial Prepayments	-39,368.72
Full Voluntary Prepayments	-644,876.05
Repurchases	-0.00
Liquidations	-0.00
Current	362,227,862.51

Aggregate number and outstanding Stated Principal
of Mortgage Loans repurchased during the related
Due Period due to material breaches of representations
and warranties regarding such Mortgage Loans*

* Information not available with Trustee

PREFUNDING

SPACE INTENTIONALLY LEFT BLANK

Page 7 of 25

IndyMac INDX Mortgage Loan Trust 2007-AR17

Mortgage Pass-Through Certificates

October 25, 2007 Distribution

CHARACTERISTICS

Total
Weighted Average Coupon Original	7.05008%
Weighted Average Coupon Prior	7.04389%
Weighted Average Coupon Current	7.04295%
Weighted Average Months to Maturity Original	358
Weighted Average Months to Maturity Prior	356
Weighted Average Months to Maturity Current	355
Weighted Avg Remaining Amortization Term Original	363
Weighted Avg Remaining Amortization Term Prior	361
Weighted Avg Remaining Amortization Term Current	360
Weighted Average Seasoning Original	1.59
Weighted Average Seasoning Prior	3.59
Weighted Average Seasoning Current	4.59

Page 8 of 25

IndyMac INDX Mortgage Loan Trust 2007-AR17

Mortgage Pass-Through Certificates

October 25, 2007 Distribution

ARM CHARACTERISTICS

Total
Weighted Average Margin Original	2.80787%
Weighted Average Margin Prior	2.80803%
Weighted Average Margin Current	2.80817%
Weighted Average Max Rate Original	12.05067%
Weighted Average Max Rate Prior	12.04448%
Weighted Average Max Rate Current	12.04354%
Weighted Average Min Rate Original	2.80950%
Weighted Average Min Rate Prior	2.80968%
Weighted Average Min Rate Current	2.80984%
Weighted Average Cap Up Original	1.99737%
Weighted Average Cap Up Prior	1.99735%
Weighted Average Cap Up Current	1.99734%
Weighted Average Cap Down Original	1.99737%
Weighted Average Cap Down Prior	1.99735%
Weighted Average Cap Down Current	1.99734%

Page 9 of 25

IndyMac INDX Mortgage Loan Trust 2007-AR17

Mortgage Pass-Through Certificates

October 25, 2007 Distribution

SERVICING FEES & ADVANCES

Total

Current Servicing Fees	85,378.40
Delinquent Servicing Fees	28,041.30
TOTAL SERVICING FEES	113,419.71

Total Servicing Fees	113,419.71
Compensating Interest	-0.00
Delinquent Servicing Fees	-28,041.30
COLLECTED SERVICING FEES	85,378.40

Total Advanced Interest	510,636.91
Total Advanced Principal	7,981.14
Aggregate Advances with respect to this Distribution	518,618.05
Aggregate Advances Outstanding on the close of distribution*

Any additional servicing compensation received by the
Servicer attributable to penalties, fees, Excess Proceeds
or other similar charges or fees and items. *

The aggregate amount of Advances reimbursed
during the related Due Period. *
The general source of funds for such reimbursements. *
The aggregate amount of Advances outstanding as
of the close of business on the Distribution Date. *

The aggregate amount of Servicing Advances
reimbursed during the related Due Period. *
The general source of funds for such reimbursements. *
The aggregate amount of Servicing Advances outstanding
as of the close of business on the Distribution Date. *

* Information not available with Trustee

ADDITIONAL COLLATERAL INFORMATION

Total
Prepayment Interest Shortfall (PPIS)	0.00
Compensating Interest	0.00
Net Prepayment Interest Shortfall (PPIS)	0.00

Weighted Average Net Mortgage Rate	6.620003%
Market Value of outstanding REO properties.*

The number and aggregate balance of any
Delayed Delivery Mortgage Loans not delivered
within the time periods specified in the
definition of Delayed Delivery Mortgage Loans. *

* Information not available with Trustee

Page 10 of 25

IndyMac INDX Mortgage Loan Trust 2007-AR17

Mortgage Pass-Through Certificates

October 25, 2007 Distribution

Delinquency Report

TOTAL
		< 1 PAYMENT	1 PAYMENT	2 PAYMENTS	3+ PAYMENTS	TOTAL
DELINQUENT	Balance		15,476,851.10	7,486,059.03	5,357,307.84	28,320,217.97
	% Balance		4.27%	2.07%	1.48%	7.82%
	# Loans		39	19	14	72
	% # Loans		4.41%	2.15%	1.58%	8.14%
FORECLOSURE	Balance	0.00	0.00	0.00	448,000.00	448,000.00
	% Balance	0.00%	0.00%	0.00%	0.12%	0.12%
	# Loans	0	0	0	1	1
	% # Loans	0.00%	0.00%	0.00%	0.11%	0.11%
BANKRUPTCY	Balance	0.00	0.00	0.00	0.00	0.00
	% Balance	0.00%	0.00%	0.00%	0.00%	0.00%
	# Loans	0	0	0	0	0
	% # Loans	0.00%	0.00%	0.00%	0.00%	0.00%
REO	Balance	0.00	0.00	0.00	0.00	0.00
	% Balance	0.00%	0.00%	0.00%	0.00%	0.00%
	# Loans	0	0	0	0	0
	% # Loans	0.00%	0.00%	0.00%	0.00%	0.00%
TOTAL	Balance	0.00	15,476,851.10	7,486,059.03	5,805,307.84	28,768,217.97
	% Balance	0.00%	4.27%	2.07%	1.60%	7.94%
	# Loans	0	39	19	15	73
	% # Loans	0.00%	4.41%	2.15%	1.69%	8.25%

Page 11 of 25

IndyMac INDX Mortgage Loan Trust 2007-AR17

Mortgage Pass-Through Certificates

October 25, 2007 Distribution

REO Report
Loan Number	Original	Stated		Current	State &		First

&	Principal	Principal	Paid to	Note	LTV at	Original	Payment
Loan Group	Balance	Balance	Date	Rate	Origination	Term	Date

Page 12 of 25

IndyMac INDX Mortgage Loan Trust 2007-AR17

Mortgage Pass-Through Certificates

October 25, 2007 Distribution

Foreclosure Report
Loan Number	Original	Stated		Current	State &		First

&	Principal	Principal	Paid to	Note	LTV at	Original	Payment
Loan Group	Balance	Balance	Date	Rate	Origination	Term	Date

Became Foreclosure Property this Period:
124786487 1	448,000.00	448,000.00	01-May-2007	7.750%	CA - 80.00%	360	01-Feb-2007

TOTAL	448,000.00	448,000.00

Page 13 of 25

IndyMac INDX Mortgage Loan Trust 2007-AR17

Mortgage Pass-Through Certificates

October 25, 2007 Distribution

Prepayment Report

VOLUNTARY PREPAYMENTS

		Total

Current

Number of Paid in Full Loans	2
Number of Repurchased Loans	0
Total Number of Loans Prepaid in Full	2
Curtailments Amount	39,368.72
Paid in Full Balance	644,876.05
Repurchased Loans Balance	0.00
Total Prepayment Amount	684,244.77
Cumulative

Number of Paid in Full Loans	13
Number of Repurchased Loans	1
Total Number of Loans Prepaid in Full	14
Paid in Full Balance	4,504,867.80
Repurchased Loans Balance	195,500.00
Curtailments Amount	127,802.77
Total Prepayment Amount	4,828,170.57

Page 14 of 25

IndyMac INDX Mortgage Loan Trust 2007-AR17

Mortgage Pass-Through Certificates

October 25, 2007 Distribution

VOLUNTARY PREPAYMENTS RATES - Including Liquidated Balances

		Total

SMM	0.19%
3 Months Avg SMM	0.35%
12 Months Avg SMM	0.33%
Avg SMM Since Cut-off	0.33%

CPR	2.24%
3 Months Avg CPR	4.15%
12 Months Avg CPR	3.89%
Avg CPR Since Cut-off	3.89%

PSA	243.85%
3 Months Avg PSA Approximation	578.28%
12 Months Avg PSA Approximation	629.58%
Avg PSA Since Cut-off Approximation	629.57%

(*) SMM, CPR, PSA Figures Include Liquidated Balances

Page 15 of 25

IndyMac INDX Mortgage Loan Trust 2007-AR17

Mortgage Pass-Through Certificates

October 25, 2007 Distribution

PREPAYMENT CALCULATION METHODOLOGY - Including Liquidated Balances

Single Monthly Mortality (SMM): (Voluntary partial and full prepayments + Repurchases + Liquidated Balances)/(Beg Principal Balance - Sched Principal)

Conditional Prepayment Rate (CPR): 1-((1-SMM)^12)
PSA Standard Prepayment Model: CPR/(0.20%*min(30,WAS))

Average SMM over period between nth month and mth month (AvgSMMn,m): 1 - [(1-SMMn)*(1-SMMn+1)*...*(1-SMMm)]^(1/months in period n,m)
Average CPR over period between the nth month and mth month (AvgCPRn,m): 1-((1-AvgSMMn,m)^12)

Average PSA Approximation over period between the nth month and mth month: AvgCPRn,m/(0.20%*Avg WASn,m))
Average WASn,m: (min(30,WASn)+min(30,WASn+1)+...+min(30,WASm)/(number of months in the period n,m)

Weighted Average Seasoning (WAS)

Note: Prepayment rates are calculated since deal issue date and include partial and full voluntary prepayments and repurchases.
Dates correspond to distribution dates.

Page 16 of 25

IndyMac INDX Mortgage Loan Trust 2007-AR17

Mortgage Pass-Through Certificates

October 25, 2007 Distribution

VOLUNTARY PREPAYMENTS RATES - Excluding Liquidated Balances

		Total

SMM	0.19%
3 Months Avg SMM	0.35%
12 Months Avg SMM	0.33%
Avg SMM Since Cut-off	0.33%

CPR	2.24%
3 Months Avg CPR	4.15%
12 Months Avg CPR	3.89%
Avg CPR Since Cut-off	3.89%

PSA	243.85%
3 Months Avg PSA Approximation	578.28%
12 Months Avg PSA Approximation	629.58%
Avg PSA Since Cut-off Approximation	629.57%

(*) SMM, CPR, PSA Figures Exclude Liquidated Balances

Page 17 of 25

IndyMac INDX Mortgage Loan Trust 2007-AR17

Mortgage Pass-Through Certificates

October 25, 2007 Distribution

PREPAYMENT CALCULATION METHODOLOGY - Excluding Liquidated Balances

Single Monthly Mortality (SMM): (Voluntary partial and full prepayments + Repurchases)/(Beg Principal Balance - Sched Principal)

Conditional Prepayment Rate (CPR): 1-((1-SMM)^12)
PSA Standard Prepayment Model: CPR/(0.20%*min(30,WAS))

Average SMM over period between nth month and mth month (AvgSMMn,m): 1 - [(1-SMMn)*(1-SMMn+1)*...*(1-SMMm)]^(1/months in period n,m)
Average CPR over period between the nth month and mth month (AvgCPRn,m): 1-((1-AvgSMMn,m)^12)

Average PSA Approximation over period between the nth month and mth month: AvgCPRn,m/(0.20%*Avg WASn,m))
Average WASn,m: (min(30,WASn)+min(30,WASn+1)+...+min(30,WASm)/(number of months in the period n,m)

Weighted Average Seasoning (WAS)

Note: Prepayment rates are calculated since deal issue date and include partial and full voluntary prepayments and repurchases.
Dates correspond to distribution dates.

Page 18 of 25

IndyMac INDX Mortgage Loan Trust 2007-AR17

Mortgage Pass-Through Certificates

October 25, 2007 Distribution

Prepayment Detail Report

Prepayment Detail Report - Mortgage Loans Prepaid in Full During Current Distribution

Loan Number		Original			Current	State &	Type Prepayment	First

&	Loan	Principal	Prepayment	Prepayment	Note	LTV at	&	Payment

Loan Group	Status	Balance	Amount	Date	Rate	Origination	Original Term	Date

125415418 1		181,600.00	180,326.05	12-Oct-2007	7.375%	MD - 80.00%	Paid Off - 360	01-Mar-2007

126284247 1		464,550.00	464,550.00	02-Oct-2007	8.750%	IL - 95.00%	Paid Off - 360	01-Jul-2007

TOTAL	646,150.00	644,876.05

Page 19 of 25

IndyMac INDX Mortgage Loan Trust 2007-AR17

Mortgage Pass-Through Certificates

October 25, 2007 Distribution

Realized Loss Report

COLLATERAL REALIZED LOSSES

	Total

Current

Subsequent Recoveries		0.00

Number of Loans Liquidated		0
Collateral Principal Realized Loss/(Gain) Amount		0.00
Collateral Interest Realized Loss/(Gain) Amount		0.00
Net Liquidation Proceeds	0.00
Cumulative

Number of Loans Liquidated		0

Collateral Realized Loss/(Gain) Amount		0.00
Net Liquidation Proceeds		0.00
Cumulative Subsequent Recoveries	0.00

Special Hazard Loss Coverage Amt		3,629,430.52
Fraud Loss Coverage Amt		7,434,607.00
Bankruptcy Loss Coverage Amt		167,157.00

Page 20 of 25

IndyMac INDX Mortgage Loan Trust 2007-AR17

Mortgage Pass-Through Certificates

October 25, 2007 Distribution

DEFAULT SPEEDS

Total

MDR	0.00%
3 Months Avg MDR	0.00%
12 Months Avg MDR	0.00%
Avg MDR Since Cut-off	0.00%

CDR	0.00%
3 Months Avg CDR	0.00%
12 Months Avg CDR	0.00%
Avg CDR Since Cut-off	0.00%

SDA	0.00%
3 Months Avg SDA Approximation	0.00%
12 Months Avg SDA Approximation	0.00%
Avg SDA Since Cut-off Approximation	0.00%

Principal Only Loss Severity Approx for Current Period	0.00%
3 Months Avg Loss Severity Approximation	0.00%
12 Months Avg Loss Severity Approximation	0.00%
Avg Loss Severity Approximation Since Cut-Off	0.00%

Principal & Interest Loss Severity Approx for Current Period	0.00%
3 Months Avg Loss Severity Approximation	0.00%
12 Months Avg Loss Severity Approximation	0.00%
Avg Loss Severity Approximation Since Cut-Off	0.00%

Page 21 of 25

IndyMac INDX Mortgage Loan Trust 2007-AR17

Mortgage Pass-Through Certificates

October 25, 2007 Distribution

COLLATERAL REALIZED LOSS CALCULATION METHODOLOGY
Monthly Default Rate (MDR): (Beg Principal Balance of Liquidated Loans)/(Total Beg Principal Balance)

Conditional Default Rate (CDR): 1-((1-MDR)^12)

SDA Standard Default Assumption: CDR/IF(WAS<61,MIN(30,WAS)*0.02%,MAX(0.03%,MIN(30,WAS)*0.02%-0.0095%*(WAS-60)))
Average MDR over period between nth month and mth month (AvgMDRn,m): [(1-MDRn)*(1-MDRn+1)*...*(1-MDRm)]^(1/months in period n,m)
Average CDR over period between the nth month and mth month (AvgCDRn,m): 1-((1-AvgMDRn,m)^12)
Average SDA Approximation over period between the nth month and mth month:
AvgCDRn,m/IF(Avg WASn,m<61,MIN(30,Avg WASn,m)*0.02%,MAX(0.03%,MIN(30,Avg WASn,m)*0.02%-0.0095%*(Avg WASn,m-60)))

Average WASn,m: (WASn + WASn+1 +...+ WASm )/(number of months in the period n,m)
Principal Only Loss Severity Approximation for current period:
Sum(Principal Realized Loss Amount)/sum(Beg Principal Balance of Liquidated Loans)
Principal & Interest Loss Severity Approximation for current period:
Sum(Principal & Interest Realized Loss Amount)/sum(Beg Principal Balance of Liquidated Loans)

Average Loss Severity Approximation over period between nth month and mth month:

Sum(Realized Loss Amount)/sum(Beg Principal Balance of Liquidated Loans for months in the period n,m
Note: Default rates are calculated since deal issue date and include realized gains and additional realized losses and gains from prior periods.
Dates correspond to distribution dates.
All Realized Losses in excess of Principal Balance are treated as Interest Realized Losses.

Page 22 of 25

IndyMac INDX Mortgage Loan Trust 2007-AR17

Mortgage Pass-Through Certificates

October 25, 2007 Distribution

Realized Loss Detail Report
Loan Number	Current	State &		Prior	Realized		Cumulative

&	Loan	Note	LTV at	Original	Principal	Loss/(Gain)	Realized	Realized

Loan Group	Status	Rate	Origination	Term	Balance	Revision	Loss/(Gain)	Loss/(Gain)

TOTAL

Page 23 of 25

IndyMac INDX Mortgage Loan Trust 2007-AR17

Mortgage Pass-Through Certificates

October 25, 2007 Distribution

Triggers and Adj. Cert. Report
TRIGGER EVENTS

	Total
Has Optional Termination Date Reached ?	No
Has Sr. Credit Supp. Depletion Date Occured ?	No
Has Special Haz. Cov. Term Date Occured ?	No
Has Fraud Loss Coverage Term Date Occured ?	No
Has BK Loss Cov. Term Date Occured ?	No
Does an Event of Default Exist?
Senior Stepdown Date has occurred?	No

Sr.Stepdown Cond Satisfied?(1=Yes or 2=Yes)	No

1.Delinquency Trigger
Does Delinquency Trigger Event Exist (a > 50% of b)	No
(a) Rolling Six Month 60+ Delq Balance	3,502,333.55
(b) Aggregate Balance of Subordinate Certificates	35,402,321.12

2.Cumulative Loss Trigger
Does a Loss Trigger Event Exist (a > b)	No
(a) Cumulative Realized Loss	0.00
(b) Cumulative Loss Threshold (i)*(ii)	35,433,247.00
(i) Threshold Percentage	100.0000%
(ii) Cutoff Date Subordinate Principal Balance	35,433,247.00

ADJUSTABLE RATE CERTIFICATE INFORMATION

SPACE INTENTIONALLY LEFT BLANK

ADDITIONAL INFORMATION

		Total
Current Senior Percentage		90.244932%
Current Subordinate Percentage		9.755068%
Senior Prepayment Percentage		100.000000%
Subordinate Prepayment Percentage		0.000000%

Page 24 of 25

IndyMac INDX Mortgage Loan Trust 2007-AR17

Mortgage Pass-Through Certificates

October 25, 2007 Distribution

Other Related Information
ADDITIONAL INFORMATION

Total
Current Scheduled Payments	2,161,103.11
Current Scheduled Payments 1 Month Prior	2,166,678.22
Current Scheduled Payments 2 Month Prior	2,181,497.13
Current Scheduled Payments 3 Month Prior	2,188,080.83
Current Scheduled Payments 4 Month Prior	0.00
Current Scheduled Payments 5 Month Prior	0.00
Current Scheduled Payments 6 Month Prior	0.00
Current Scheduled Payments 7 Month Prior	0.00
Current Scheduled Payments 8 Month Prior	0.00
Current Scheduled Payments 9 Month Prior	0.00
Current Scheduled Payments 10 Month Prior	0.00
Current Scheduled Payments 11 Month Prior	0.00

Sched. Payments for 60+Day Delinquent Loans	86,792.34
Sched. Pmts - 60+Day Delinquent Loans, 1 Month Prior	45,358.13
Sched. Pmts - 60+Day Delinquent Loans, 2 Month Prior	3,944.65
Sched. Pmts - 60+Day Delinquent Loans, 3 Month Prior	0.00
Sched. Pmts - 60+Day Delinquent Loans, 4 Month Prior	0.00
Sched. Pmts - 60+Day Delinquent Loans, 5 Month Prior	0.00
Sched. Pmts - 60+Day Delinquent Loans, 6 Month Prior	0.00
Sched. Pmts - 60+Day Delinquent Loans, 7 Month Prior	0.00
Sched. Pmts - 60+Day Delinquent Loans, 8 Month Prior	0.00
Sched. Pmts - 60+Day Delinquent Loans, 9 Month Prior	0.00
Sched. Pmts - 60+Day Delinquent Loans, 10 Month Prior	0.00
Sched. Pmts - 60+Day Delinquent Loans, 11 Month Prior	0.00

Class B-1 Writedown Amount	0.00
Class B-2 Writedown Amount	0.00
Class B-3 Writedown Amount	0.00
Class B-4 Writedown Amount	0.00
Class B-5 Writedown Amount	0.00
Class B-6 Writedown Amount	0.00

Page 25 of 25